Note 18 - Financial Risk Management (Details Textual) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total borrowings		$ 55,907	$ 4,269
Deposit in restricted escrow account	[1]	52,878
Initial capital allocation		70,000
Total financial assets		326,630	77,869
Equity investments [member] | Equity price risk [member]
Statement Line Items [Line Items]
Total financial assets		42,146	667
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness		8,477	$ 1,485
Credit facility [member]
Statement Line Items [Line Items]
Total borrowings		42,247
Deposit in restricted escrow account		$ 52,878
Borrowings, interest rate		0.30%
Credit facility [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, interest rate		8.70%
Credit facility [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, interest rate		9.00%

[1]	As of December 31, 2019, the Group had transferred US$52,878 thousand into the escrow account as collateral for a credit facility. See Note 19 for more information.